Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment (Details) [Line Items]
Computer equipment and furniture and fixtures	5 years
Depreciation expense	$ 13,379	$ 5,493	$ 10,986	$ 10,843
Computer equipment
Property, Plant and Equipment (Details) [Line Items]
Computer equipment and furniture and fixtures			5 years